UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Diversified Strategic Income Portfolio
Legg Mason Partners Variable Equity Index Portfolio
Legg Mason Partners Variable Growth and Income Portfolio
Legg Mason Partners Variable Aggressive Growth Portfolio
FORM N-Q
SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

MORTGAGE-BACKED SECURITIES — 46.1%
FHLMC — 12.4%

		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
117,607		7.000% due 2/1/15-5/1/16	$120,655
160,319		6.500% due 9/1/31	164,014
8,800,000		5.000% due 7/13/36 (a)(b)	8,464,500
1,000,000		6.000% due 7/13/36 (a)(b)	1,005,312

		TOTAL FHLMC	9,754,481

FNMA — 25.7%

		Federal National Mortgage Association (FNMA):
50,000		6.625% due 9/15/09	52,362
610,765		6.500% due 3/1/16-3/1/32	624,581
139,552		6.000% due 8/1/16-4/1/32	140,684
144,405		5.500% due 12/1/16	144,862
2,800,000		5.000% due 7/18/21 (a)(b)	2,734,624
62,480		7.500% due 2/1/30-7/1/31	64,676
528,896		7.000% due 7/1/30-4/1/32	544,590
774,070		6.000% due 4/1/32 (c)	780,023
10,350,000		5.500% due 7/13/36 (a)(b)	10,197,979
4,800,000		6.000% due 7/13/36 (a)(b)	4,824,627

		TOTAL FNMA	20,109,008

GNMA — 8.0%

		Government National Mortgage Association (GNMA):
62,426		7.000% due 6/15/28-7/15/29	64,496
291,556		6.500% due 9/15/28-2/15/31	299,987
2,000,000		5.000% due 7/20/36 (a)(b)	1,943,124
3,900,000		6.000% due 7/20/36 (a)(b)	3,947,533

		TOTAL GNMA	6,255,140

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $36,156,008)	36,118,629

ASSET-BACKED SECURITIES — 11.0%
Home Equity — 10.4%
400,186	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.564% due 9/25/35 (c)(d)	400,792
722,360	AAA	ACE Securities Corp., Series 2006-SL2, Class A, 5.494% due 1/25/36 (c)(d)	722,997
602,211	AAA	Argent Securities Inc., Series 2006-W4, Class A2A, 5.384% due 5/25/36 (c)(d)	602,628
512,867	AAA	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.438% due 4/28/36 (c)(d)	513,187
510,000	AAA	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.674% due 9/25/34 (c)(d)	513,681
270,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.574% due 6/25/34 (d)	274,195
		Countrywide Home Equity Loan Trust:
666,428	AAA	Series 2006-D, Class 2A, 5.530% due 9/15/31 (c)(d)(e)	666,849
803,975	AAA	Series 2006-RES, Class 4Q1B, 5.630% due 12/15/33 (c)(d)(e)	805,016
767,504	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.624% due 3/25/35 (c)(d)(e)	767,504
648,936	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.494% due 4/25/36 (c)(d)	649,348
641,806	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.384% due 8/25/36 (c)(d)	642,209
697,246	AAA	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.534% due 9/25/46 (c)(d)	697,028
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Home Equity — 10.4% (continued)
200,000	A+	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.299% due 2/25/34(d)	$201,718
683,776	AAA	SACO I Trust, Series 2006-4, Class A1, 5.494% due 2/25/34 (c)(d)	684,270
		Sail Net Interest Margin Notes:
7,825	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (e)	1,565
7,998	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (e)	7,999

		Total Home Equity	8,150,986

Student Loan — 0.6%
434,317	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.484% due 10/25/34 (c)(d)	434,099

		TOTAL ASSET-BACKED SECURITIES (Cost — $8,578,840)	8,585,085

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.4%
777,674	AAA	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (c)(d)	769,445
400,000	AAA	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (c)	381,992
452,000	AAA	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.820% due 9/25/35 (c)(d)	445,660
364,589	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (c) (e)	367,968
		Countrywide Alternative Loan Trust:
704,738	AAA	Series 2005-59, Class 1A1, 5.655% due 11/20/35 (c)(d)	707,520
914,923	AAA	Series 2005-72, Class A1, 5.594% due 1/25/36 (c)(d)	916,181
750,927	AAA	Series 2006-OA6, Class 1A1A, 5.534% due 4/25/36 (c)(d)	750,927
638,505	AAA	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1, 5.624% due 5/25/35 (c)(d)	641,632
634,918	AAA	Countrywide Home Loans, Series 2004-23, Class A, 7.482% due 11/25/34	645,028
527,597	AAA	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.003% due 8/25/35 (c)(d)	522,096
		Downey Savings and Loan Association Mortgage Loan Trust:
585,097	AAA	Series 2005-AR2, Class 2A1A, 5.535% due 3/19/45 (c)(d)	586,142
		Series 2006-AR1:
715,989	AAA	Class 1A1A, 5.352% due 4/19/36 (c)(d)	715,989
715,989	AAA	Class 1A1B, 5.352% due 4/19/36 (c)(d)	715,989
1,084,853	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.589% due 10/25/35 (c)(d)	1,073,486
		Harborview Mortgage Loan Trust:
765,632	AAA	Series 2004-08, Class 2A4A, 5.725% due 11/19/34 (c)(d)	768,785
297,276	AAA	Series 2004-08, Class 3A2, 5.725% due 11/19/34 (c)(d)	298,848
787,428	AAA	Series 2004-11, Class 3A1A, 5.126% due 1/19/35 (c)(d)	791,132
		Indymac Index Mortgage Loan Trust:
675,619	AAA	Series 2005-AR1, Class 1A1, 5.278% due 3/25/35 (c)(d)	673,930
760,321	AAA	Series 2006-AR4, Class A1A, 5.039% due 5/25/46 (c)(d)	761,214
640,000	Aaa(f)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (c)(d)	662,145
270,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39 (d)	277,874
831,842	AAA	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.907% due 3/25/36 (c)(d)	839,878
		Structured Asset Mortgage Investments Inc., Series 2006-AR5:
849,368	AAA	Class 1A1, 5.534% due 5/25/36 (c)(d)	850,297
482,543	AAA	Class 2A1, 5.534% due 5/25/36 (c)(d)	483,253
		Washington Mutual Inc.:
925,603	AAA	Series 2005-AR17, Class A1A1, 5.594% due 12/25/45 (c)(d)	929,457
618,407	AAA	Series 2005-AR19, Class A1A2, 5.614% due 12/25/45 (c)(d)	621,133
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.4% (continued)
345,955	AAA	Series 2006-AR10, Class 1A1, 5.980% due 9/25/36 (c)(d)	$349,338
		Wells Fargo Mortgage Backed Securities Trust:
526,101	AAA	Series 2005-AR16, Class 6A3, 5.000% due 10/25/35 (c)(d)	520,505
267,353	AAA	Series 2006-AR8, Class 2A3, 5.240% due 5/25/36 (d)	265,533

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $18,280,311)	18,333,377

CORPORATE BONDS & NOTES — 33.0%
Aerospace & Defense — 0.2%

		L-3 Communications Corp., Senior Subordinated Notes:
25,000	BB+	7.625% due 6/15/12	25,875
125,000	BB+	6.375% due 10/15/15	122,187

		Total Aerospace & Defense	148,062

Airlines — 0.3%

		Continental Airlines Inc., Pass-Through Certificates:
15,478	B+	Series 2000-2, Class C, 8.312% due 4/2/11	14,404
100,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	100,063
		United Airlines Inc., Pass-Through Certificates:
23,260	B	Series 2000-1, Class B, 8.030% due 7/1/11 (g)	23,856
49,094	B	Series 2000-2, Class B, 7.811% due 10/1/09 (g)	52,561
45,000	CCC-	Series 2001-1, Class C, 6.831% due 9/1/08 (g)	45,928

		Total Airlines	236,812

Auto Components — 0.0%
25,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	25,500

Automobiles — 0.9%
290,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11 (c)	290,662
		Ford Motor Co.:
		Debentures:
50,000	B	6.625% due 10/1/28	37,562
25,000	B	8.900% due 1/15/32	22,563
250,000	B	Notes, 7.450% due 7/16/31	194,375
		General Motors Corp., Senior Debentures:
155,000	B-	8.250% due 7/15/23	135,044
5,000	B-	8.375% due 7/15/33	4,350

		Total Automobiles	684,556

Building Products — 0.1%

		Associated Materials Inc.:
50,000	CCC	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	27,750
20,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	20,050

		Total Building Products	47,800

Capital Markets — 1.4%
65,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	70,850
80,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	80,803
450,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (c)	440,076
80,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (d)	80,760
140,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	137,811
		Morgan Stanley:
210,000	A+	Medium-Term Notes, 5.625% due 1/9/12	212,961
60,000	A+	Notes, 3.625% due 4/1/08	58,631
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Capital Markets — 1.4% (continued)
30,000	BB+	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	$35,601

		Total Capital Markets	1,117,493

Chemicals — 0.4%
50,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	56,750
10,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)(h)	9,930
21,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	21,998
105,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	114,975
85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	92,012

		Total Chemicals	295,665

Commercial Banks — 2.0%

		Glitnir Banki HF:
150,000	A-	Notes, 6.330% due 7/28/11 (e)	153,259
130,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (d)(e)	133,071
260,000	A2(f)	Landsbanki Islands HF, 6.100% due 8/25/11 (e)	262,997
120,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (d)(e)	124,400
130,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/30/15 (d)(e)	129,343
420,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	416,028
380,000	AA	Wells Fargo & Co., 5.300% due 8/26/11 (c)	382,946

		Total Commercial Banks	1,602,044

Commercial Services & Supplies — 0.6%
50,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	50,250
115,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	121,038
75,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	84,396
25,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	24,625
210,000	BBB	Waste Management Inc., 6.375% due 11/15/12	219,649

		Total Commercial Services & Supplies	499,958

Consumer Finance — 4.1%

		Ford Motor Credit Co.:
		Notes:
860,000	B	7.375% due 10/28/09 (c)	836,312
25,000	B	7.875% due 6/15/10	24,366
		Senior Notes:
500,000	B	5.800% due 1/12/09 (c)	476,255
131,000	B	10.640% due 6/15/11 (d)(e)	137,034
		General Motors Acceptance Corp.:
40,000	BB	Global Notes, 5.125% due 5/9/08	39,212
60,000	BB	Medium-Term Notes, 4.375% due 12/10/07	58,593
		Notes:
660,000	BB	6.125% due 8/28/07 (c)	659,203
500,000	BB	5.625% due 5/15/09 (c)	487,877
20,000	BB	7.250% due 3/2/11	20,133
275,000	BB	6.875% due 9/15/11	273,826
150,000	BB	6.750% due 12/1/14	146,664
60,000	BB	Senior Notes, 5.850% due 1/14/09	58,858

		Total Consumer Finance	3,218,333

Containers & Packaging — 0.5%
75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	77,062
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†		Rating‡	Security	Value

Containers & Packaging — 0.5% (continued)
150,000		B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	$159,000
136,000		BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	140,420
25,000		B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	25,375
25,000		D	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	3,875

			Total Containers & Packaging	405,732

Diversified Consumer Services — 0.3%
			Service Corp. International:
55,000		BB-	Debentures, 7.875% due 2/1/13	56,925
195,000		BB-	Senior Notes, 6.500% due 3/15/08	195,975

			Total Diversified Consumer Services	252,900

Diversified Financial Services — 3.8%
130,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	126,517
550,000		A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (c)	595,799
40,000		B-	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15 (e)	39,900
20,000		BB	Case Credit Corp., Notes, 6.750% due 10/21/07	20,150
260,000		B+	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (e)	268,450
440,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (c)	429,480
20,000		B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	20,500
430,000		AA-	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (c)	427,169
100,000		A	ILFC E-Capital Trust I, 5.900% due 12/21/65 (d)(e)	100,826
620,000		A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (c)	608,944
100,000		BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/29/49	100,994
160,000		BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	167,445
50,000		CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	36,250

			Total Diversified Financial Services	2,942,424

Diversified Telecommunication Services — 1.2%
230,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	225,432
50,000		NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (g)(h)(i)	0
25,000		B+	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 10.484% due 1/15/12 (d)	25,469
160,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	173,008
50,000		B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	43,750
16,000		B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,600
			Qwest Communications International Inc., Senior Notes:
75,000		B	7.500% due 2/15/14	75,562
90,000		B	Series B, 7.500% due 2/15/14	90,675
140,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	129,951
1,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	89,312
80,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	87,609

			Total Diversified Telecommunication Services	957,368

Electric Utilities — 1.1%
230,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	217,907
			FirstEnergy Corp., Notes:
120,000		BBB-	Series B, 6.450% due 11/15/11	125,317
270,000		BBB-	Series C, 7.375% due 11/15/31 (c)	313,119
90,000		B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	102,375
130,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	131,193

			Total Electric Utilities	889,911

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Energy Equipment & Services — 0.0%
22,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14	$21,725

Food Products — 0.6%
75,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	69,937
355,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (c)	359,065

		Total Food Products	429,002

Health Care Providers & Services — 1.0%
25,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	24,031
25,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	24,531
50,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	52,688
		HCA Inc.:
140,000	BB+	Debentures, 8.360% due 4/15/24	116,269
70,000	BB+	Notes, 6.250% due 2/15/13	58,625
		Senior Notes:
6,000	BB+	6.300% due 10/1/12	5,093
34,000	BB+	6.500% due 2/15/16	27,370
50,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	48,625
50,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	49,000
		Tenet Healthcare Corp., Senior Notes:
75,000	CCC+	7.375% due 2/1/13	67,969
25,000	CCC+	9.875% due 7/1/14	25,031
300,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (c)	312,706

		Total Health Care Providers & Services	811,938

Hotels, Restaurants & Leisure — 1.0%
75,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	73,687
45,000	BB-	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	47,250
25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	25,625
75,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	73,125
50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	47,188
		Mandalay Resort Group, Senior Subordinated:
30,000	B+	Debentures, 7.625% due 7/15/13	29,775
80,000	B+	Notes, Series B, 10.250% due 8/1/07	83,000
125,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	123,906
50,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	49,000
75,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	75,750
75,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	79,969
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	50,875

		Total Hotels, Restaurants & Leisure	759,150

Household Durables — 0.2%
50,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	51,250
25,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	24,250
98,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	103,267

		Total Household Durables	178,767

Independent Power Producers & Energy Traders — 0.6%
55,000	B	AES Corp., Senior Notes, 9.500% due 6/1/09	58,988
90,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	91,399
		Dynegy Holdings Inc., Senior Debentures:
60,000	B-	7.125% due 5/15/18	55,200
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 0.6% (continued)
30,000	B-	7.625% due 10/15/26	$27,525
25,000	BB-	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	25,813
		NRG Energy Inc., Senior Notes:
25,000	B-	7.250% due 2/1/14	24,875
85,000	B-	7.375% due 2/1/16	84,681
10,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	10,341
		TXU Corp., Senior Notes:
70,000	BB+	Series P, 5.550% due 11/15/14	66,484
60,000	BB+	Series R, 6.550% due 11/15/34	56,812

		Total Independent Power Producers & Energy Traders	502,118

Industrial Conglomerates — 0.6%
4,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	4,350
420,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13 (c)	435,255

		Total Industrial Conglomerates	439,605

IT Services — 0.3%
200,000	BBB-	Electronic Data Systems Corp., 7.125% due 10/15/09	209,328
25,000	B-	Sungard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	26,000

		Total IT Services	235,328

Machinery — 0.1%
65,000	B	Mueller Holdings Inc., Discount Notes, step bond to yield 12.068% due 4/15/14	57,525

Media — 4.0%
125,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	135,313
45,212	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	44,873
175,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	125,563
189,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	172,935
150,000	BBB-	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	150,604
245,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	279,822
80,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	96,843
		Comcast Corp., Notes:
120,000	BBB+	6.500% due 1/15/15	125,464
10,000	BBB+	6.500% due 1/15/17	10,458
		CSC Holdings Inc., Senior Notes:
50,000	B+	6.750% due 4/15/12 (e)	50,063
5,000	B+	Series B, 7.625% due 4/1/11	5,156
65,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	72,881
100,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	103,750
81,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	84,341
150,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	143,062
100,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	87,750
130,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	138,125
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	38,550
410,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (c)	431,284
175,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	188,125
90,000	BBB	News America Inc., 6.200% due 12/15/34	86,240
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Media — 4.0% (continued)
100,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	$110,500
25,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	27,625
25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	28,375
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,188
250,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	276,973
90,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (e)	89,910

		Total Media	3,114,773

Multi-Utilities — 0.3%
45,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	47,858
220,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	221,602

		Total Multi-Utilities	269,460

Multiline Retail — 0.0%
25,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	27,125

Oil, Gas & Consumable Fuels — 5.1%
190,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	214,596
180,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	206,434
50,000	BBB-	Anadarko Petroleum Corp., 6.450% due 9/15/36	51,242
		Chesapeake Energy Corp., Senior Notes:
100,000	BB	6.625% due 1/15/16	97,000
50,000	BB	6.250% due 1/15/18	46,625
220,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	216,632
88,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	93,280
410,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	474,270
240,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (c)	297,264
		El Paso Corp., Medium-Term Notes:
50,000	B	7.375% due 12/15/12	51,062
330,000	B	7.800% due 8/1/31 (c)	339,900
75,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	73,687
150,000	BB+	Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	186,825
25,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	24,063
370,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (c)	449,134
		Kinder Morgan Energy Partners LP:
120,000	BBB+	6.750% due 3/15/11	125,146
30,000	BBB+	Senior Notes, 6.300% due 2/1/09	30,499
		Pemex Project Funding Master Trust, Notes:
50,000	BBB	5.750% due 12/15/15 (e)	48,913
25,000	BBB	6.625% due 6/15/35 (e)	24,594
110,000	Baa2(f)	Petrobras International Finance Co., 6.125% due 10/6/16	109,538
55,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	55,275
105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	111,300
50,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	52,790
25,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	24,500
		Williams Cos. Inc.:
		Notes:
150,000	BB-	7.125% due 9/1/11	154,500
25,000	BB-	8.750% due 3/15/32	27,500
125,000	BB-	Senior Notes, 7.625% due 7/15/19	130,625
		XTO Energy Inc., Senior Notes:
30,000	BBB	7.500% due 4/15/12	32,746
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 5.1% (continued)
210,000	BBB	6.250% due 4/15/13	$216,897

		Total Oil, Gas & Consumable Fuels	3,966,837

Paper & Forest Products — 0.5%
370,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (c)	387,138

Pharmaceuticals — 0.1%
75,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	71,063

Real Estate Investment Trusts (REITs) — 0.2%
130,000	BB	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	131,788

Textiles, Apparel & Luxury Goods — 0.2%
75,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	78,188
125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14	89,687

		Total Textiles, Apparel & Luxury Goods	167,875

Thrifts & Mortgage Finance — 0.1%
100,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	105,750

Tobacco — 0.5%
320,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (c)	349,395

Wireless Telecommunication Services — 0.7%
125,000	BBB+	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	129,097
300,000	BBB+	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (c)	336,607
50,000	BBB+	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,500

		Total Wireless Telecommunication Services	520,204

		TOTAL CORPORATE BONDS & NOTES (Cost — $25,580,560)	25,871,124

SOVEREIGN BONDS — 2.3%
Brazil — 0.4%
250,000	BB	Federative Republic of Brazil, Collective Action Securities, 8.750% due 2/4/25 (c)	297,500

Colombia — 0.1%
50,000	BB	Republic of Colombia, 10.750% due 1/15/13	61,175

Italy — 0.5%
350,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (c)	359,178

Mexico — 0.4%
		United Mexican States:
175,000	BBB	8.125% due 12/30/19	210,787
140,000	BBB	Medium-Term Notes, Series A, 5.875% due 1/15/14	143,290

		Total Mexico	354,077

Panama — 0.1%
		Republic of Panama:
50,000	BB	7.250% due 3/15/15	53,437
10,000	BB	9.375% due 4/1/29	12,875
35,000	BB	6.700% due 1/26/36	34,825

		Total Panama	101,137

Russia — 0.8%
		Russian Federation:
66,667	BBB+	8.250% due 3/31/10	70,083
175,000	BBB+	11.000% due 7/24/18	252,000
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Face
Amount†	Rating‡	Security	Value

Russia — 0.8% (continued)
260,000	BBB+	5.000% due 3/31/30 (c)(e)	$290,470

		Total Russia	612,553

		TOTAL SOVEREIGN BONDS (Cost — $1,749,683)	1,785,620

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.0%
U.S. Government Agencies — 1.3%
710,000		Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36 (c)	749,264
280,000		Federal National Mortgage Association (FNMA), 5.000% due 9/15/08	280,217

		Total U.S. Government Agencies	1,029,481

U.S. Government Obligations — 4.7%
2,000,000		U.S. Treasury Bonds, 4.500% due 2/15/36 (c)	1,917,032
		U.S. Treasury Notes:
1,000,000		3.625% due 1/15/10 (c)	970,665
300,000		3.500% due 2/15/10	289,793
200,000		4.000% due 11/15/12	193,781
210,000		4.500% due 11/15/15	208,032
60,000		4.500% due 2/15/16	59,416

		Total U.S. Government Obligations	3,638,719

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,684,177)	4,668,200

U.S. TREASURY INFLATION PROTECTED SECURITIES — 2.1%
		U.S. Treasury Bonds, Inflation Indexed:
1,107,216		2.000% due 1/15/16 (c)	1,082,131
215,292		2.000% due 1/15/26	206,546
389,561		U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (c)	390,094

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $1,677,484)	1,678,771

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%

Household Durables — 0.0%
122,658	Home Interiors of Gifts Inc. (h)(i)	1,226

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (h)(i)	0

FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
404	Outsourcing Solutions Inc. (i)	1,718

INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
578	Motorola Inc.	14,450

Semiconductors & Semiconductor Equipment — 0.0%
63	Freescale Semiconductor Inc., Class B Shares *	2,395

	TOTAL INFORMATION TECHNOLOGY	16,845

TELECOMMUNICATION SERVICES — 0.0%

Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (i)*	0

	TOTAL COMMON STOCKS (Cost — $246,039)	19,789

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 0.1%
TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
700	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $20,673)	$39,288

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09(h)(i)	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(e)(h)(i)	0
50	IWO Holdings Inc., Expires 1/15/11(e)(h)(i)	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(e)(h)(i)	0
10	Pliant Corp., Expires 6/1/10(e)(h)(i)*	0
150	RSL Communications Ltd., Class A Shares, Expires 11/15/06(h)(i)	0
1,000	United Mexican States, Series XW10, Expires 10/10/06*	2,800

	TOTAL WARRANTS (Cost — $23,752)	2,800

Contracts

PURCHASED OPTION — 0.0%
1,400,000	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost — $10,828)	10,555

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $97,008,355)	97,113,238

Face
Amount

SHORT-TERM INVESTMENTS — 17.5%
Sovereign Bonds — 0.6%
$500,000	Government of Canada, 5.142% due 12/15/06 (j) (Cost — $494,780)	494,625

U.S. Government Agency — 0.2%
150,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (k) (Cost — $144,458)	144,519

Repurchase Agreement — 16.7%
13,087,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity — $13.092,813; (Fully collateralized by U.S Government Agency Obligations, 3.940% to 5.125% due 9/5/07; Market value — $13,351,535) (Cost — $13,087,000) (c)	13,087,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $13,726,238)	13,726,144

	TOTAL INVESTMENTS — 141.5% (Cost — $110,734,593#)	110,839,382
	Liabilities in Excess of Other Assets — (41.5)%	(32,497,961)

	TOTAL NET ASSETS — 100.0%	$78,341,421

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Security is currently in default.

(h)	Illiquid security.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 31 and 32 for definitions of ratings.

Abbreviation used in this schedule:

MXN — Mexican Peso
Schedule of Options Written (unaudited)

		Expiration	Strike
Contracts	Security	Date	Price	Value

3,600,000	FNMA 30 Year Futures, Call	10/05/06	$100.40	$10,829
9	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	110.00	4,219
11	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	111.00	2,750
11	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	4,812

	TOTAL OPTIONS WRITTEN			$22,610

	(Premiums received — $24,173)
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

COMMON STOCKS — 98.6%

CONSUMER DISCRETIONARY — 10.0%

Auto Components — 0.1%
23,461	Goodyear Tire & Rubber Co. *	$340,185
26,068	Johnson Controls Inc.	1,870,118

	Total Auto Components	2,210,303

Automobiles — 0.4%
250,712	Ford Motor Co.	2,028,260
75,388	General Motors Corp.	2,507,405
34,855	Harley-Davidson Inc.	2,187,151

	Total Automobiles	6,722,816

Distributors — 0.1%
22,900	Genuine Parts Co.	987,677

Diversified Consumer Services — 0.1%
18,559	Apollo Group Inc., Class A Shares *	913,845
43,100	H&R Block Inc.	936,994

	Total Diversified Consumer Services	1,850,839

Hotels, Restaurants & Leisure — 1.6%
59,137	Carnival Corp.	2,781,213
19,330	Darden Restaurants Inc.	820,945
24,769	Harrah’s Entertainment Inc.	1,645,405
51,378	Hilton Hotels Corp.	1,430,877
45,242	International Game Technology	1,877,543
45,624	Marriott International Inc., Class A Shares	1,762,911
163,467	McDonald’s Corp.	6,394,829
100,782	Starbucks Corp. *	3,431,627
29,163	Starwood Hotels & Resorts Worldwide Inc.	1,667,832
15,724	Wendy’s International Inc.	1,053,508
26,708	Wyndham Worldwide Corp. *	747,023
35,794	Yum! Brands Inc.	1,863,078

	Total Hotels, Restaurants & Leisure	25,476,791

Household Durables — 0.6%
9,805	Black & Decker Corp.	778,027
16,095	Centex Corp.	846,919
36,418	D.R. Horton Inc.	872,211
20,057	Fortune Brands Inc.	1,506,481
8,821	Harman International Industries Inc.	736,024
10,703	KB HOME	468,791
23,894	Leggett & Platt Inc.	598,067
18,755	Lennar Corp., Class A Shares	848,664
37,171	Newell Rubbermaid Inc.	1,052,683
28,584	Pulte Homes Inc.	910,686
7,756	Snap-on Inc.	345,530
10,755	Stanley Works	536,137
10,455	Whirlpool Corp.	879,370

	Total Household Durables	10,379,590

Internet & Catalog Retail — 0.1%
41,883	Amazon.com Inc. *	1,345,282

Leisure Equipment & Products — 0.2%
12,611	Brunswick Corp.	393,337
38,095	Eastman Kodak Co.	853,328
21,548	Hasbro Inc.	490,217
49,835	Mattel Inc.	981,750

	Total Leisure Equipment & Products	2,718,632

Media — 3.3%
104,057	CBS Corp., Class B Shares	2,931,286
65,793	Clear Channel Communications Inc.	1,898,128
Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Media — 3.3% (continued)
278,866	Comcast Corp., Class A Shares *	$10,276,212
8,515	Dow Jones & Co. Inc.	285,593
11,139	E.W. Scripps Co., Class A Shares	533,892
31,327	Gannett Co. Inc.	1,780,313
59,194	Interpublic Group of Cos. Inc. *	586,021
46,887	McGraw-Hill Cos. Inc.	2,720,853
5,179	Meredith Corp.	255,480
19,155	New York Times Co., Class A Shares	440,182
311,447	News Corp., Class A Shares	6,119,933
22,840	Omnicom Group Inc.	2,137,824
542,116	Time Warner Inc.	9,882,775
25,138	Tribune Co.	822,515
33,335	Univision Communications Inc., Class A Shares *	1,144,724
94,570	Viacom Inc., Class B Shares *	3,516,113
278,611	Walt Disney Co.	8,611,866

	Total Media	53,943,710

Multiline Retail — 1.2%
13,997	Big Lots Inc. *	277,281
8,070	Dillard’s Inc., Class A Shares	264,131
41,797	Dollar General Corp.	569,693
20,199	Family Dollar Stores Inc.	590,619
72,453	Federated Department Stores Inc.	3,130,694
29,886	J.C. Penney Co. Inc.	2,043,903
43,641	Kohl’s Corp. *	2,833,174
30,095	Nordstrom Inc.	1,273,018
10,999	Sears Holdings Corp. *	1,738,832
114,503	Target Corp.	6,326,291

	Total Multiline Retail	19,047,636

Specialty Retail — 2.0%
20,626	AutoNation Inc. *	431,083
6,988	AutoZone Inc. *	721,860
37,697	Bed Bath & Beyond Inc. *	1,442,287
54,195	Best Buy Co. Inc.	2,902,684
18,869	Circuit City Stores Inc.	473,801
72,095	Gap Inc.	1,366,200
275,132	Home Depot Inc.	9,979,038
45,410	Limited Brands Inc.	1,202,911
203,669	Lowe’s Cos. Inc.	5,714,952
37,862	Office Depot Inc. *	1,503,122
9,787	OfficeMax Inc.	398,722
17,770	RadioShack Corp.	342,961
14,923	Sherwin-Williams Co.	832,405
96,987	Staples Inc.	2,359,694
18,687	Tiffany & Co.	620,408
60,054	TJX Cos. Inc.	1,683,314

	Total Specialty Retail	31,975,442

Textiles, Apparel & Luxury Goods — 0.3%
48,496	Coach Inc. *	1,668,262
15,116	Jones Apparel Group Inc.	490,363
13,874	Liz Claiborne Inc.	548,162
25,443	NIKE Inc., Class B Shares	2,229,316
11,794	V.F. Corp.	860,372

	Total Textiles, Apparel & Luxury Goods	5,796,475

	TOTAL CONSUMER DISCRETIONARY	162,455,193

CONSUMER STAPLES — 9.4%

Beverages — 2.1%
102,468	Anheuser-Busch Cos. Inc.	4,868,255
10,533	Brown-Forman Corp., Class B Shares	807,354
271,651	Coca-Cola Co.	12,137,367
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Beverages — 2.1% (continued)
36,533	Coca-Cola Enterprises Inc.	$760,982
28,076	Constellation Brands Inc., Class A Shares *	808,027
6,102	Molson Coors Brewing Co., Class B Shares	420,428
18,216	Pepsi Bottling Group Inc.	646,668
219,765	PepsiCo Inc.	14,341,864

	Total Beverages	34,790,945

Food & Staples Retailing — 2.3%
62,379	Costco Wholesale Corp.	3,098,989
109,494	CVS Corp.	3,516,947
96,309	Kroger Co.	2,228,590
59,264	Safeway Inc.	1,798,662
27,861	SUPERVALU Inc.	826,079
82,028	Sysco Corp.	2,743,837
327,847	Wal-Mart Stores Inc.	16,169,414
134,365	Walgreen Co.	5,964,462
18,819	Whole Foods Market Inc.	1,118,413

	Total Food & Staples Retailing	37,465,393

Food Products — 1.1%
87,405	Archer-Daniels-Midland Co.	3,310,901
30,409	Campbell Soup Co.	1,109,928
67,525	ConAgra Foods Inc.	1,653,012
17,719	Dean Foods Co. *	744,552
47,203	General Mills Inc.	2,671,690
43,982	H.J. Heinz Co.	1,844,165
23,579	Hershey Co.	1,260,298
33,315	Kellogg Co.	1,649,759
17,616	McCormick & Co. Inc., Non Voting Shares	669,056
100,808	Sara Lee Corp.	1,619,985
33,411	Tyson Foods Inc., Class A Shares	530,567
29,441	Wm. Wrigley Jr. Co.	1,356,052

	Total Food Products	18,419,965

Household Products — 2.2%
20,149	Clorox Co.	1,269,387
68,853	Colgate-Palmolive Co.	4,275,772
61,295	Kimberly-Clark Corp.	4,006,241
423,194	Procter & Gamble Co.	26,229,564

	Total Household Products	35,780,964

Personal Products — 0.2%
10,305	Alberto-Culver Co.	521,330
59,674	Avon Products Inc.	1,829,605
17,001	Estee Lauder Cos. Inc., Class A Shares	685,650

	Total Personal Products	3,036,585

Tobacco — 1.5%
279,027	Altria Group Inc.	21,359,517
22,703	Reynolds American Inc.	1,406,905
21,412	UST Inc.	1,174,020

	Total Tobacco	23,940,442

	TOTAL CONSUMER STAPLES	153,434,294

ENERGY — 9.3%

Energy Equipment & Services — 1.8%
43,829	Baker Hughes Inc.	2,989,138
39,621	BJ Services Co.	1,193,781
137,166	Halliburton Co.	3,902,373
42,333	Nabors Industries Ltd. *	1,259,407
23,618	National-Oilwell Varco Inc. *	1,382,834
18,135	Noble Corp.	1,163,904
14,616	Rowan Cos. Inc.	462,304
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Energy Equipment & Services — 1.8% (continued)
157,815	Schlumberger Ltd.	$9,789,264
27,564	Smith International Inc.	1,069,483
41,998	Transocean Inc. *	3,075,514
46,241	Weatherford International Ltd. *	1,929,174

	Total Energy Equipment & Services	28,217,176

Oil, Gas & Consumable Fuels — 7.5%
61,246	Anadarko Petroleum Corp.	2,684,412
43,887	Apache Corp.	2,773,658
50,386	Chesapeake Energy Corp.	1,460,186
292,961	Chevron Corp.	19,001,450
219,648	ConocoPhillips	13,075,645
24,165	CONSOL Energy Inc.	766,755
58,791	Devon Energy Corp.	3,712,652
92,769	El Paso Corp.	1,265,369
32,339	EOG Resources Inc.	2,103,652
792,449	Exxon Mobil Corp. (a)	53,173,328
31,787	Hess Corp.	1,316,618
14,216	Kinder Morgan Inc.	1,490,548
47,743	Marathon Oil Corp.	3,671,437
24,866	Murphy Oil Corp.	1,182,378
114,840	Occidental Petroleum Corp.	5,524,952
17,153	Sunoco Inc.	1,066,745
81,693	Valero Energy Corp.	4,204,739
79,996	Williams Cos. Inc.	1,909,505
48,813	XTO Energy Inc.	2,056,492

	Total Oil, Gas & Consumable Fuels	122,440,521

	TOTAL ENERGY	150,657,697

FINANCIALS — 21.9%

Capital Markets — 3.6%
32,492	Ameriprise Financial Inc.	1,523,875
101,723	Bank of New York Co. Inc.	3,586,753
16,047	Bear Stearns Cos. Inc.	2,248,185
137,846	Charles Schwab Corp.	2,467,443
56,944	E*TRADE Financial Corp. *	1,362,100
12,107	Federated Investors Inc., Class B Shares	409,338
22,302	Franklin Resources Inc.	2,358,436
57,466	Goldman Sachs Group Inc.	9,721,523
27,515	Janus Capital Group Inc.	542,596
17,482	Legg Mason Inc.	1,763,235
71,543	Lehman Brothers Holdings Inc.	5,284,166
54,660	Mellon Financial Corp.	2,137,206
118,154	Merrill Lynch & Co. Inc.	9,242,006
142,890	Morgan Stanley	10,418,110
25,210	Northern Trust Corp.	1,473,020
44,140	State Street Corp.	2,754,336
34,881	T. Rowe Price Group Inc.	1,669,056

	Total Capital Markets	58,961,384

Commercial Banks — 4.2%
45,647	AmSouth Bancorp.	1,325,589
71,504	BB&T Corp.	3,130,445
21,662	Comerica Inc.	1,233,001
24,859	Commerce Bancorp Inc.	912,574
17,167	Compass Bancshares Inc.	978,176
74,366	Fifth Third Bancorp.	2,831,857
16,426	First Horizon National Corp.	624,352
31,847	Huntington Bancshares Inc.	762,099
53,626	KeyCorp	2,007,757
10,455	M&T Bank Corp.	1,254,182
33,757	Marshall & Ilsley Corp.	1,626,412
80,674	National City Corp.	2,952,668
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Commercial Banks — 4.2% (continued)
62,374	North Fork Bancorporation Inc.	$1,786,391
39,251	PNC Financial Services Group Inc.	2,843,343
60,551	Regions Financial Corp.	2,227,671
48,628	SunTrust Banks Inc.	3,757,972
43,218	Synovus Financial Corp.	1,269,313
236,895	U.S. Bancorp	7,869,652
211,876	Wachovia Corp.	11,822,681
448,843	Wells Fargo & Co.	16,239,140
14,299	Zions Bancorporation	1,141,203

	Total Commercial Banks	68,596,478

Consumer Finance — 0.9%
161,938	American Express Co.	9,081,483
40,806	Capital One Financial Corp.	3,209,800
54,488	SLM Corp.	2,832,286

	Total Consumer Finance	15,123,569

Diversified Financial Services — 5.8%
603,235	Bank of America Corp.	32,315,299
4,741	Chicago Mercantile Exchange	2,267,383
26,504	CIT Group Inc.	1,288,890
659,169	Citigroup Inc.	32,740,924
462,692	JPMorgan Chase & Co.	21,728,017
31,564	Moody’s Corp.	2,063,654
35,861	Principal Financial Group Inc.	1,946,535

	Total Diversified Financial Services	94,350,702

Insurance — 4.6%
43,347	ACE Ltd.	2,372,381
66,132	AFLAC Inc.	3,026,200
84,067	Allstate Corp.	5,273,523
14,041	Ambac Financial Group Inc.	1,161,893
346,409	American International Group Inc.	22,953,060
42,259	Aon Corp.	1,431,312
54,608	Chubb Corp.	2,837,432
23,278	Cincinnati Financial Corp.	1,118,741
60,401	Genworth Financial Inc., Class A Shares	2,114,639
40,555	Hartford Financial Services Group Inc.	3,518,146
38,197	Lincoln National Corp.	2,371,270
60,773	Loews Corp.	2,303,297
73,366	Marsh & McLennan Cos. Inc.	2,065,253
17,708	MBIA Inc.	1,087,979
101,242	MetLife Inc.	5,738,397
102,937	Progressive Corp.	2,526,074
64,649	Prudential Financial Inc.	4,929,486
15,378	SAFECO Corp.	906,225
92,099	St. Paul Travelers Cos. Inc.	4,318,522
13,333	Torchmark Corp.	841,446
45,947	UnumProvident Corp.	890,912
23,934	XL Capital Ltd., Class A Shares	1,644,266

	Total Insurance	75,430,454

Real Estate Investment Trusts (REITs) — 1.1%
13,095	Apartment Investment and Management Co., Class A Shares	712,499
28,623	Archstone-Smith Trust	1,558,236
15,231	Boston Properties Inc.	1,573,972
46,671	Equity Office Properties Trust	1,855,639
38,868	Equity Residential	1,965,943
29,033	Kimco Realty Corp.	1,244,645
23,762	Plum Creek Timber Co. Inc.	808,858
32,869	ProLogis	1,875,505
16,227	Public Storage Inc.	1,395,360
29,376	Simon Property Group Inc.	2,662,053
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.1% (continued)
16,320	Vornado Realty Trust	$1,778,880

	Total Real Estate Investment Trusts (REITs)	17,431,590

Real Estate Management & Development — 0.1%
28,451	Realogy Corp. *	645,269

Thrifts & Mortgage Finance — 1.6%
81,174	Countrywide Financial Corp.	2,844,337
129,008	Fannie Mae	7,212,837
92,101	Freddie Mac	6,109,059
35,523	Golden West Financial Corp.	2,744,152
11,232	MGIC Investment Corp.	673,583
47,831	Sovereign Bancorp Inc.	1,028,845
128,431	Washington Mutual Inc.	5,582,896

	Total Thrifts & Mortgage Finance	26,195,709

	TOTAL FINANCIALS	356,735,155

HEALTH CARE — 12.5%
Biotechnology — 1.3%
156,035	Amgen Inc. *	11,161,184
23,940	Applera Corp. — Applied Biosystems Group	792,653
45,603	Biogen Idec Inc. *	2,037,542
34,773	Genzyme Corp. *	2,346,134
60,895	Gilead Sciences Inc. *	4,183,487
31,916	MedImmune Inc. *	932,266

	Total Biotechnology	21,453,266

Health Care Equipment & Supplies — 1.8%
7,216	Bausch & Lomb Inc.	361,738
87,104	Baxter International Inc.	3,959,748
32,800	Becton, Dickinson & Co.	2,317,976
32,835	Biomet Inc.	1,056,959
157,018	Boston Scientific Corp. *	2,322,296
13,885	C.R. Bard Inc.	1,041,375
16,703	Fisher Scientific International Inc. *	1,306,843
21,087	Hospira Inc. *	806,999
153,204	Medtronic Inc.	7,114,794
7,257	Millipore Corp. *	444,854
16,880	PerkinElmer Inc.	319,538
47,007	St. Jude Medical Inc. *	1,658,877
39,422	Stryker Corp.	1,954,937
21,163	Thermo Electron Corp. *	832,341
13,563	Waters Corp. *	614,133
32,358	Zimmer Holdings Inc. *	2,184,165

	Total Health Care Equipment & Supplies	28,297,573

Health Care Providers & Services — 2.7%
73,007	Aetna Inc.	2,887,427
26,868	AmerisourceBergen Corp.	1,214,434
54,054	Cardinal Health Inc.	3,553,510
56,906	Caremark Rx Inc.	3,224,863
14,713	CIGNA Corp.	1,711,416
21,086	Coventry Health Care Inc. *	1,086,351
18,281	Express Scripts Inc. *	1,380,033
56,263	HCA Inc.	2,806,961
31,846	Health Management Associates Inc., Class A Shares	665,581
21,935	Humana Inc. *	1,449,684
26,435	IMS Health Inc.	704,228
16,537	Laboratory Corp. of America Holdings *	1,084,331
9,858	Manor Care Inc.	515,376
39,901	McKesson Corp.	2,103,581
39,329	Medco Health Solutions Inc. *	2,364,066
18,786	Patterson Cos. Inc. *	631,398
21,551	Quest Diagnostics Inc.	1,318,059
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Health Care Providers & Services — 2.7% (continued)
64,306	Tenet Healthcare Corp. *	$523,451
179,552	UnitedHealth Group Inc.	8,833,958
82,617	WellPoint Inc. *	6,365,640

	Total Health Care Providers & Services	44,424,348

Pharmaceuticals — 6.7%
203,653	Abbott Laboratories	9,889,390
20,101	Allergan Inc.	2,263,574
14,166	Barr Pharmaceuticals Inc. *	735,782
262,136	Bristol-Myers Squibb Co.	6,532,429
131,091	Eli Lilly & Co.	7,472,187
42,388	Forest Laboratories Inc. *	2,145,257
389,815	Johnson & Johnson	25,314,586
31,548	King Pharmaceuticals Inc. *	537,262
290,073	Merck & Co. Inc.	12,154,059
28,076	Mylan Laboratories Inc.	565,170
971,847	Pfizer Inc.	27,561,581
197,457	Schering-Plough Corp.	4,361,825
13,873	Watson Pharmaceuticals Inc. *	363,056
179,373	Wyeth	9,119,323

	Total Pharmaceuticals	109,015,481

	TOTAL HEALTH CARE	203,190,668

INDUSTRIALS — 10.8%
Aerospace & Defense — 2.4%
105,959	Boeing Co.	8,354,867
53,774	General Dynamics Corp.	3,853,983
16,530	Goodrich Corp.	669,796
109,163	Honeywell International Inc.	4,464,767
16,374	L-3 Communications Holdings Inc.	1,282,575
47,511	Lockheed Martin Corp.	4,088,797
45,787	Northrop Grumman Corp.	3,116,721
59,845	Raytheon Co.	2,873,158
22,848	Rockwell Collins Inc.	1,252,984
135,023	United Technologies Corp.	8,553,707

	Total Aerospace & Defense	38,511,355

Air Freight & Logistics — 0.9%
40,844	FedEx Corp.	4,438,926
8,263	Ryder System Inc.	427,032
144,097	United Parcel Service Inc., Class B Shares	10,366,338

	Total Air Freight & Logistics	15,232,296

Airlines — 0.1%
104,037	Southwest Airlines Co.	1,733,256

Building Products — 0.2%
23,517	American Standard Cos. Inc.	987,008
53,280	Masco Corp.	1,460,938

	Total Building Products	2,447,946

Commercial Services & Supplies — 0.5%
33,803	Allied Waste Industries Inc. *	380,960
12,655	Avery Dennison Corp.	761,451
18,290	Cintas Corp.	746,781
16,800	Equifax Inc.	616,728
17,024	Monster Worldwide Inc. *	616,099
29,323	Pitney Bowes Inc.	1,301,061
28,810	R.R. Donnelley & Sons Co.	949,578
22,782	Robert Half International Inc.	773,904
72,047	Waste Management Inc.	2,642,684

	Total Commercial Services & Supplies	8,789,246

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Construction & Engineering — 0.1%
11,675	Fluor Corp.	$897,691

Electrical Equipment — 0.5%
22,412	American Power Conversion Corp.	492,168
12,152	Cooper Industries Ltd., Class A Shares	1,035,593
54,435	Emerson Electric Co.	4,564,919
23,541	Rockwell Automation Inc.	1,367,732

	Total Electrical Equipment	7,460,412

Industrial Conglomerates — 4.0%
100,405	3M Co.	7,472,140
1,375,958	General Electric Co.	48,571,317
16,854	Textron Inc.	1,474,725
268,557	Tyco International Ltd.	7,516,911

	Total Industrial Conglomerates	65,035,093

Machinery — 1.4%
87,409	Caterpillar Inc.	5,751,512
6,959	Cummins Inc.	829,722
31,753	Danaher Corp.	2,180,479
30,818	Deere & Co.	2,585,938
27,335	Dover Corp.	1,296,772
19,993	Eaton Corp.	1,376,518
56,016	Illinois Tool Works Inc.	2,515,118
42,966	Ingersoll-Rand Co., Ltd., Class A Shares	1,631,849
24,617	ITT Industries Inc.	1,262,114
8,548	Navistar International Corp. *	220,709
33,232	PACCAR Inc.	1,894,889
16,809	Pall Corp.	517,885
16,215	Parker Hannifin Corp.	1,260,392

	Total Machinery	23,323,897

Road & Rail — 0.7%
48,249	Burlington Northern Santa Fe Corp.	3,543,407
59,121	CSX Corp.	1,940,942
55,162	Norfolk Southern Corp.	2,429,886
35,904	Union Pacific Corp.	3,159,552

	Total Road & Rail	11,073,787

Trading Companies & Distributors — 0.0%
10,036	W. W. Grainger Inc.	672,613

	TOTAL INDUSTRIALS	175,177,592

INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 2.8%
15,632	ADC Telecommunications Inc. *	234,480
60,393	Avaya Inc. *	690,896
11,041	Ciena Corp. *	300,867
813,732	Cisco Systems Inc. *	18,715,836
26,646	Comverse Technology Inc. *	571,290
208,224	Corning Inc. *	5,082,748
218,025	JDS Uniphase Corp. *	477,475
75,413	Juniper Networks Inc. *	1,303,137
597,443	Lucent Technologies Inc. *	1,398,017
326,555	Motorola Inc.	8,163,875
220,193	QUALCOMM Inc.	8,004,015
59,677	Tellabs Inc. *	654,060

	Total Communications Equipment	45,596,696

Computers & Peripherals — 3.5%
113,406	Apple Computer Inc. *	8,735,664
302,774	Dell Inc. *	6,915,358
306,383	EMC Corp. *	3,670,468
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Computers & Peripherals — 3.5% (continued)
365,097	Hewlett-Packard Co.	$13,395,409
202,858	International Business Machines Corp.	16,622,185
13,341	Lexmark International Inc., Class A Shares *	769,242
24,314	NCR Corp. *	959,917
49,642	Network Appliance Inc. *	1,837,250
21,651	QLogic Corp. *	409,204
25,905	SanDisk Corp. *	1,386,954
467,776	Sun Microsystems Inc. *	2,324,847

	Total Computers & Peripherals	57,026,498

Electronic Equipment & Instruments — 0.3%
54,251	Agilent Technologies Inc. *	1,773,465
24,193	Jabil Circuit Inc.	691,194
18,719	Molex Inc.	729,479
67,578	Sanmina-SCI Corp. *	252,742
121,271	Solectron Corp. *	395,344
33,906	Symbol Technologies Inc.	503,843
10,859	Tektronix Inc.	314,151

	Total Electronic Equipment & Instruments	4,660,218

Internet Software & Services — 1.3%
156,595	eBay Inc. *	4,441,034
28,399	Google Inc., Class A Shares *	11,413,558
32,677	VeriSign Inc. *	660,076
165,697	Yahoo! Inc. *	4,188,820

	Total Internet Software & Services	20,703,488

IT Services — 0.9%
15,644	Affiliated Computer Services Inc., Class A Shares *	811,298
74,251	Automatic Data Processing Inc.	3,515,042
22,806	Computer Sciences Corp. *	1,120,231
18,262	Convergys Corp. *	377,110
68,769	Electronic Data Systems Corp.	1,686,216
101,995	First Data Corp.	4,283,790
23,421	Fiserv Inc. *	1,102,895
45,240	Paychex Inc.	1,667,094
17,718	Sabre Holdings Corp., Class A Shares	414,424
45,406	Unisys Corp. *	256,998

	Total IT Services	15,235,098

Office Electronics — 0.1%
130,204	Xerox Corp. *	2,025,974

Semiconductors & Semiconductor Equipment — 2.7%
64,638	Advanced Micro Devices Inc. *	1,606,254
47,865	Altera Corp. *	879,759
47,066	Analog Devices Inc.	1,383,270
187,011	Applied Materials Inc.	3,315,705
62,511	Broadcom Corp., Class A Shares *	1,896,584
54,075	Freescale Semiconductor Inc., Class B Shares *	2,055,391
769,509	Intel Corp.	15,828,800
26,187	KLA-Tencor Corp.	1,164,536
40,326	Linear Technology Corp.	1,254,945
53,618	LSI Logic Corp. *	440,740
42,748	Maxim Integrated Products Inc.	1,199,936
97,214	Micron Technology Inc. *	1,691,524
39,278	National Semiconductor Corp.	924,211
16,590	Novellus Systems Inc. *	458,879
46,990	NVIDIA Corp. *	1,390,434
26,670	PMC-Sierra Inc. *	158,420
25,880	Teradyne Inc. *	340,581
204,734	Texas Instruments Inc.	6,807,405
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.7% (continued)
45,178	Xilinx Inc.	$991,657

	Total Semiconductors & Semiconductor Equipment	43,789,031

Software — 3.4%
77,197	Adobe Systems Inc. *	2,891,028
30,885	Autodesk Inc. *	1,074,180
27,170	BMC Software Inc. *	739,567
54,739	CA Inc.	1,296,767
24,155	Citrix Systems Inc. *	874,653
49,464	Compuware Corp. *	385,325
40,877	Electronic Arts Inc. *	2,276,031
45,902	Intuit Inc. *	1,472,995
1,150,787	Microsoft Corp.	31,451,009
44,582	Novell Inc. *	272,842
537,610	Oracle Corp. *	9,537,201
14,633	Parametric Technology Corp. *	255,492
131,978	Symantec Corp. *	2,808,492

	Total Software	55,335,582

	TOTAL INFORMATION TECHNOLOGY	244,372,585

MATERIALS — 2.8%
Chemicals — 1.5%
29,529	Air Products & Chemicals Inc.	1,959,840
8,401	Ashland Inc.	535,816
127,877	Dow Chemical Co.	4,984,645
122,873	E.I. du Pont de Nemours & Co.	5,263,879
10,975	Eastman Chemical Co.	592,869
23,880	Ecolab Inc.	1,022,542
14,997	Hercules Inc. *	236,503
10,527	International Flavors & Fragrances Inc.	416,238
72,354	Monsanto Co.	3,401,361
21,980	PPG Industries Inc.	1,474,418
42,970	Praxair Inc.	2,542,105
19,336	Rohm & Haas Co.	915,560
8,867	Sigma-Aldrich Corp.	670,966

	Total Chemicals	24,016,742

Construction Materials — 0.1%
12,669	Vulcan Materials Co.	991,349

Containers & Packaging — 0.1%
13,882	Ball Corp.	561,527
13,865	Bemis Co. Inc.	455,604
18,590	Pactiv Corp. *	528,328
10,822	Sealed Air Corp.	585,687
14,425	Temple-Inland Inc.	578,442

	Total Containers & Packaging	2,709,588

Metals & Mining — 0.8%
115,554	Alcoa Inc.	3,240,134
13,408	Allegheny Technologies Inc.	833,844
26,185	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,394,613
59,869	Newmont Mining Corp.	2,559,400
41,098	Nucor Corp.	2,033,940
27,136	Phelps Dodge Corp.	2,298,419
16,422	United States Steel Corp.	947,221

	Total Metals & Mining	13,307,571

Paper & Forest Products — 0.3%
60,598	International Paper Co.	2,098,509
13,984	Louisiana-Pacific Corp.	262,480
23,824	MeadWestvaco Corp.	631,574
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Paper & Forest Products — 0.3% (continued)
32,880	Weyerhaeuser Co.	$2,023,106

	Total Paper & Forest Products	5,015,669

	TOTAL MATERIALS	46,040,919

TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.9%
517,705	AT&T Inc.	16,856,475
242,097	BellSouth Corp.	10,349,647
15,276	CenturyTel Inc.	605,999
41,665	Citizens Communication Co.	584,976
20,098	Embarq Corp.	972,140
213,329	Qwest Communications International Inc. *	1,860,229
386,359	Verizon Communications Inc.	14,345,510
63,196	Windstream Corp.	833,555

	Total Diversified Telecommunication Services	46,408,531

Wireless Telecommunication Services — 0.6%
51,879	ALLTEL Corp.	2,879,285
398,206	Sprint Nextel Corp.	6,829,233

	Total Wireless Telecommunication Services	9,708,518

	TOTAL TELECOMMUNICATION SERVICES	56,117,049

UTILITIES — 3.4%
Electric Utilities — 1.8%
22,010	Allegheny Energy Inc. *	884,142
52,732	American Electric Power Co. Inc.	1,917,863
167,028	Duke Energy Corp.	5,044,246
43,213	Edison International	1,799,389
27,883	Entergy Corp.	2,181,287
89,233	Exelon Corp.	5,402,166
43,966	FirstEnergy Corp.	2,455,941
53,880	FPL Group Inc.	2,424,600
13,406	Pinnacle West Capital Corp.	603,940
50,405	PPL Corp.	1,658,324
33,548	Progress Energy Inc.	1,522,408
99,313	Southern Co.	3,422,326

	Total Electric Utilities	29,316,632

Gas Utilities — 0.0%
5,891	Nicor Inc.	251,899
5,167	Peoples Energy Corp.	210,039

	Total Gas Utilities	461,938

Independent Power Producers & Energy Traders — 0.5%
88,167	AES Corp. *	1,797,725
23,948	Constellation Energy Group Inc.	1,417,722
52,215	Dynegy Inc., Class A Shares *	289,271
61,501	TXU Corp.	3,845,042

	Total Independent Power Producers & Energy Traders	7,349,760

Multi-Utilities — 1.1%
27,727	Ameren Corp.	1,463,708
41,308	CenterPoint Energy Inc.	591,531
29,616	CMS Energy Corp. *	427,655
32,999	Consolidated Edison Inc.	1,524,554
47,005	Dominion Resources Inc.	3,595,413
23,575	DTE Energy Co.	978,598
23,203	KeySpan Corp.	954,571
36,357	NiSource Inc.	790,401
46,373	PG&E Corp.	1,931,436
33,554	Public Service Enterprise Group Inc.	2,053,169
34,945	Sempra Energy	1,755,986
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Multi-Utilities — 1.1% (continued)
27,754	TECO Energy Inc.	$434,350
54,114	Xcel Energy Inc.	1,117,454

	Total Multi-Utilities	17,618,826

	TOTAL UTILITIES	54,747,156

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,407,987,589)	1,602,928,308

Face
Amount

SHORT-TERM INVESTMENTS — 1.5%
U.S. Government Obligation — 0.1%
$1,390,000	U.S. Treasury Bills, 4.797% - 4.828% due 12/14/06 (b)(c) (Cost — $1,376,569)	1,376,741

Repurchase Agreement — 1.4%
23,819,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $23,829,619; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value — $24,295,573) (a) (Cost — $23,819,000)	23,819,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $25,195,569)	25,195,741

	TOTAL INVESTMENTS — 100.1% (Cost — $1,433,183,158#)	1,628,124,049
	Liabilities in Excess of Other Assets — (0.1)%	(2,194,631)

	TOTAL NET ASSETS — 100.0%	$1,625,929,418

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
MBIA — Municipal Bond Investors Assurance Corporation
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 11.4%
Hotels, Restaurants & Leisure — 3.0%
5,480	McDonald’s Corp.	$214,378
1,840	Station Casinos Inc.	106,407

	Total Hotels, Restaurants & Leisure	320,785

Household Durables — 2.0%
7,400	Toll Brothers Inc. *	207,792

Media — 4.0%
3,200	EchoStar Communications Corp., Class A Shares *	104,768
8,800	News Corp., Class B Shares	181,632
7,830	Time Warner Inc.	142,741

	Total Media	429,141

Specialty Retail — 2.4%
3,290	Best Buy Co. Inc.	176,212
3,090	Staples Inc.	75,180

	Total Specialty Retail	251,392

	TOTAL CONSUMER DISCRETIONARY	1,209,110

CONSUMER STAPLES — 9.9%
Beverages — 2.3%
3,660	PepsiCo Inc.	238,851

Food & Staples Retailing — 2.7%
5,850	Wal-Mart Stores Inc.	288,522

Food Products — 2.5%
2,810	Kellogg Co.	139,151
3,420	McCormick & Co. Inc., Non Voting Shares	129,892

	Total Food Products	269,043

Household Products — 1.6%
2,750	Procter & Gamble Co.	170,445

Tobacco — 0.8%
1,080	Altria Group Inc.	82,674

	TOTAL CONSUMER STAPLES	1,049,535

ENERGY — 7.7%
Energy Equipment & Services — 1.0%
2,430	ENSCO International Inc.	106,507

Oil, Gas & Consumable Fuels — 6.7%
1,710	ConocoPhillips	101,796
4,420	Exxon Mobil Corp.	296,582
1,260	Suncor Energy Inc.	90,783
3,360	Total SA, ADR	221,559

	Total Oil, Gas & Consumable Fuels	710,720

	TOTAL ENERGY	817,227

FINANCIALS — 23.9%
Capital Markets — 4.4%
1,420	Goldman Sachs Group Inc.	240,222
2,810	Merrill Lynch & Co. Inc.	219,798

	Total Capital Markets	460,020

Commercial Banks — 2.9%
8,580	Wells Fargo & Co.	310,424

Consumer Finance — 3.4%
3,400	American Express Co.	190,672
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Consumer Finance — 3.4% (continued)
2,110	Capital One Financial Corp.	$165,973

	Total Consumer Finance	356,645

Diversified Financial Services — 4.9%
4,586	Bank of America Corp.	245,672
5,755	JPMorgan Chase & Co.	270,255

	Total Diversified Financial Services	515,927

Insurance — 3.5%
2,910	AFLAC Inc.	133,161
1	Berkshire Hathaway Inc., Class A Shares *	95,800
2,780	Chubb Corp.	144,449

	Total Insurance	373,410

Thrifts & Mortgage Finance — 4.8%
3,500	Freddie Mac	232,155
2,280	Golden West Financial Corp.	176,130
7,700	Hudson City Bancorp Inc.	102,025

	Total Thrifts & Mortgage Finance	510,310

	TOTAL FINANCIALS	2,526,736

HEALTH CARE — 9.8%
Biotechnology — 2.0%
2,968	Amgen Inc. *	212,301

Health Care Providers & Services — 2.1%
1,980	Coventry Health Care Inc. *	102,009
2,450	UnitedHealth Group Inc.	120,540

	Total Health Care Providers & Services	222,549

Pharmaceuticals — 5.7%
4,040	Sanofi-Aventis, ADR	179,659
4,900	Schering-Plough Corp.	108,241
5,090	Teva Pharmaceutical Industries Ltd., ADR	173,518
2,820	Wyeth	143,369

	Total Pharmaceuticals	604,787

	TOTAL HEALTH CARE	1,039,637

INDUSTRIALS — 11.0%
Aerospace & Defense — 2.9%
1,616	Boeing Co.	127,422
2,700	Honeywell International Inc.	110,430
3,600	Orbital Sciences Corp. *	67,572

	Total Aerospace & Defense	305,424

Building Products — 2.0%
7,600	Masco Corp.	208,392

Industrial Conglomerates — 4.9%
11,730	General Electric Co.	414,069
1,160	Textron Inc.	101,500

	Total Industrial Conglomerates	515,569

Machinery — 1.2%
1,650	Parker Hannifin Corp.	128,254

	TOTAL INDUSTRIALS	1,157,639

INFORMATION TECHNOLOGY — 15.5%
Communications Equipment — 5.9%
9,600	Cisco Systems Inc. *	220,800
4,120	Motorola Inc.	103,000
8,200	QUALCOMM Inc.	298,070

	Total Communications Equipment	621,870

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Electronic Equipment & Instruments — 0.7%
3,700	Dolby Laboratories Inc., Class A Shares *	$73,445

IT Services — 1.0%
3,010	Paychex Inc.	110,919

Semiconductors & Semiconductor Equipment — 2.0%
5,340	ASML Holding NV, NY Registered Shares *	124,315
2,490	Texas Instruments Inc.	82,793

	Total Semiconductors & Semiconductor Equipment	207,108

Software — 5.9%
2,990	Adobe Systems Inc. *	111,975
2,050	Electronic Arts Inc. *	114,144
14,630	Microsoft Corp.	399,838

	Total Software	625,957

	TOTAL INFORMATION TECHNOLOGY	1,639,299

MATERIALS — 5.8%
Chemicals — 2.5%
3,730	E.I. du Pont de Nemours & Co.	159,793
2,380	Ecolab Inc.	101,912

	Total Chemicals	261,705

Metals & Mining — 3.3%
11,301	Barrick Gold Corp.	347,167

	TOTAL MATERIALS	608,872

TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
1,620	ALLTEL Corp.	89,910

UTILITIES — 2.5%
Multi-Utilities — 2.5%
5,310	Sempra Energy	266,827

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $8,348,216)	10,404,792

Face
Amount

SHORT-TERM INVESTMENT — 1.0%
Repurchase Agreement — 1.0%
$108,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 09/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity — $108,048; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/01/18 to 2/1/37 Market value - $110,161) (Cost — $108,000)	108,000

	TOTAL INVESTMENTS — 99.4% (Cost — $8,456,216#)	10,512,792
	Other Assets in Excess of Liabilities — 0.6%	60,360

	TOTAL NET ASSETS — 100.0%	$10,573,152

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 19.0%
Media — 18.8%
77,320	Cablevision Systems Corp., New York Group, Class A Shares *	$1,755,937
4,826	CBS Corp., Class B Shares	135,948
4,117	Comcast Corp., Class A Shares *	151,712
103,525	Comcast Corp., Special Class A Shares *	3,810,755
11,540	Discovery Holding Co., Class A Shares *	166,868
2,479	Liberty Global Inc., Series A Shares *	63,810
2,514	Liberty Global Inc., Series C Shares *	63,001
8,020	Liberty Media Holding Corp., Capital Group, Series A Shares *	670,231
37,600	Liberty Media Holding Corp., Interactive Group, Series A Shares *	766,288
164,795	Sirius Satellite Radio Inc. *	644,349
190,200	Time Warner Inc.	3,467,346
4,826	Viacom Inc., Class B Shares *	179,431
46,400	Walt Disney Co.	1,434,224
5,600	World Wrestling Entertainment Inc.	92,008

	Total Media	13,401,908

Specialty Retail — 0.2%
9,700	Charming Shoppes Inc. *	138,516
700	J. Crew Group Inc. *	21,049

	Total Specialty Retail	159,565

	TOTAL CONSUMER DISCRETIONARY	13,561,473

ENERGY — 11.1%
Energy Equipment & Services — 6.8%
7,600	Core Laboratories NV *	484,880
34,150	Grant Prideco Inc. *	1,298,724
74,500	Weatherford International Ltd. *	3,108,140

	Total Energy Equipment & Services	4,891,744

Oil, Gas & Consumable Fuels — 4.3%
69,600	Anadarko Petroleum Corp.	3,050,568
255	Bill Barrett Corp. *	6,263

	Total Oil, Gas & Consumable Fuels	3,056,831

	TOTAL ENERGY	7,948,575

EXCHANGE TRADED FUND — 1.8%
31,600	Nasdaq-100 Index Tracking Stock	1,284,540

FINANCIALS — 11.2%
Capital Markets — 10.5%
6,000	Cohen & Steers Inc.	194,160
51,100	Lehman Brothers Holdings Inc.	3,774,246
44,800	Merrill Lynch & Co. Inc.	3,504,256

	Total Capital Markets	7,472,662

Diversified Financial Services — 0.3%
4,500	CIT Group Inc.	218,835

Real Estate Management & Development — 0.0%
2	Move Inc. *	8

Thrifts & Mortgage Finance — 0.4%
17,849	New York Community Bancorp Inc.	292,366

	TOTAL FINANCIALS	7,983,871

HEALTH CARE — 29.6%
Biotechnology — 16.9%
6,420	Alkermes Inc. *	101,757
48,400	Amgen Inc. *	3,462,052
72,350	Biogen Idec Inc. *	3,232,598
5,300	Genentech Inc. *	438,310
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Biotechnology — 16.9% (continued)
49,948	Genzyme Corp. *	$ 3,369,992
28,428	ImClone Systems Inc. *	805,081
8,200	Isis Pharmaceuticals Inc. *	58,876
866	Micromet Inc. *	2,312
36,146	Millennium Pharmaceuticals Inc. *	359,653
4,800	Nabi Biopharmaceuticals *	27,744
4,860	Nanogen Inc. *	8,651
6,410	Vertex Pharmaceuticals Inc. *	215,696
1,265	ViaCell Inc. *	5,313

	Total Biotechnology	12,088,035

Health Care Equipment & Supplies — 0.2%
3,400	Biosite Inc. *	157,182

Health Care Providers & Services — 4.2%
61,520	UnitedHealth Group Inc.	3,026,784

Pharmaceuticals — 8.3%
5,600	BioMimetic Therapeutics Inc. *	43,792
78,080	Forest Laboratories Inc. *	3,951,629
14,100	Johnson & Johnson	915,654
24,900	King Pharmaceuticals Inc. *	424,047
3,500	Pfizer Inc.	99,260
6,442	Teva Pharmaceutical Industries Ltd., ADR	219,607
14,000	Valeant Pharmaceuticals International	276,920

	Total Pharmaceuticals	5,930,909

	TOTAL HEALTH CARE	21,202,910

INDUSTRIALS — 9.5%
Aerospace & Defense — 3.6%
33,100	L-3 Communications Holdings Inc.	2,592,723

Industrial Conglomerates — 4.4%
111,634	Tyco International Ltd.	3,124,636

Machinery — 1.5%
34,000	Pall Corp.	1,047,540

	TOTAL INDUSTRIALS	6,764,899

INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 3.2%
14,700	C-COR Inc. *	126,126
71,800	Motorola Inc.	1,795,000
18,900	Nokia Oyj, ADR	372,141

	Total Communications Equipment	2,293,267

Computers & Peripherals — 2.7%
3,500	LaserCard Corp. *	45,640
31,500	Quantum Corp. *	68,670
25,600	SanDisk Corp. *	1,370,624
17,819	Seagate Technology *	411,441

	Total Computers & Peripherals	1,896,375

Electronic Equipment & Instruments — 0.2%
5,750	Excel Technology Inc. *	170,142

Semiconductors & Semiconductor Equipment — 8.7%
46,050	Broadcom Corp., Class A Shares *	1,397,157
6,500	Cirrus Logic Inc. *	47,385
8,400	Cree Inc. *	168,924
6,700	DSP Group Inc. *	153,095
4,173	Freescale Semiconductor Inc., Class B Shares *	158,616
28,725	Intel Corp.	590,873
182,555	Micron Technology Inc. *	3,176,457
17,700	RF Micro Devices Inc. *	134,166
5,400	Standard Microsystems Corp. *	153,468
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 8.7% (continued)
17,600	Teradyne Inc. *	$231,616

	Total Semiconductors & Semiconductor Equipment	6,211,757

Software — 1.1%
5,800	Advent Software Inc. *	210,018
13,800	Autodesk Inc. *	479,964
3,800	Microsoft Corp.	103,854

	Total Software	793,836

	TOTAL INFORMATION TECHNOLOGY	11,365,377

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
2,416	AT&T Inc.	78,665

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $58,781,019)	70,190,310

Face
Amount
SHORT-TERM INVESTMENT — 1.8%
Repurchase Agreement — 1.8%
$1,308,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 09/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity — $1,308,583; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/01/18 to 02/01/37; Market value - $1,334,171) (Cost — $1,308,000)	1,308,000

	TOTAL INVESTMENTS — 100.0% (Cost — $60,089,019#)	71,498,310
	Liabilities in Excess of Other Assets — 0.0%	(19,130)

	TOTAL NET ASSETS — 100.0%	$71,479,180

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Bond Ratings(unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”), Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”), Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”) and Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) (formerly known as Diversified Strategic Income Portfolio, Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund and Salomon Brothers Variable Aggressive Growth Fund, respectively) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as Greenwich Street Series Fund) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage Dollar Rolls. The Diversified Strategic Income Portfolio may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.
(g) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Diversified Strategic Income Portfolio	$1,069,283	$(964,494)	$104,789
Equity Index Portfolio	344,231,689	(149,290,798)	194,940,891
Growth and Income Portfolio	2,202,685	(146,109)	2,056,576
Aggressive Growth Portfolio	14,833,112	(3,423,821)	11,409,291
At September 30, 2006, the Funds had the following open futures contracts:

Diversified Strategic Income	Number of	Expiration	Basis	Market	Unrealized
Portfolio	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euro Dollar	8	6/07	$1,895,840	$1,899,700	$3,860
U.S Treasury 2 Year Notes	49	12/06	9,999,354	10,020,500	21,146
U.S Treasury 5 Year Notes	36	12/06	3,778,618	3,798,563	19,945

					44,951

Contracts to Sell:
U.S. Treasury 10 Year Notes	48	12/06	$5,151,682	$5,187,000	$(35,318)
U.S. Treasury 20 Year Bonds	10	12/06	1,108,497	1,124,063	(15,566)

					(50,884)

Net Unrealized Loss on Open Futures Contracts					$(5,933)

	Number of	Expiration	Basis	Market	Unrealized
Equity Index Portfolio	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	75	12/06	$24,845,675	$25,226,250	$380,575
During the period ended September 30, 2006, Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $322,765,384. For the period ended September 30, 2006, Diversified Strategic Income Portfolio recorded interest income of $219,242 related to such mortgage dollar rolls. At September 30, 2006, Diversified Strategic Income Portfolio had outstanding mortgage dollar rolls with a total cost of $23,221,161.
During the six months ended September 30, 2006, written option transactions for the Diversified Strategic Income Portfolio were as follows:

	Number of	Premiums
	Contracts	Received

Options written, outstanding December 31, 2005	—	—
Options written	3,600,276	$91,805
Options closed	(245)	(67,632)
Options expired	—	—

Options written, outstanding September 30, 2006	3,600,031	$24,173

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios II

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2006